Intangible assets - Goodwill reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Changes in goodwill:
Carrying value at beginning of period	$ 961	$ 969
Exchange differences	(35)	(8)
Carrying value at end of period	926	$ 961
Accumulated impairment
Changes in goodwill:
Carrying value at end of period	$ 0